Stockholder's Deficit (Details Narrative) (10-K) - USD ($)					3 Months Ended						5 Months Ended	6 Months Ended		11 Months Ended
	Aug. 23, 2017	Feb. 28, 2014	Oct. 12, 2013	Aug. 22, 2013	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2015	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2014	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Authorized reverse stock split	1:25 reverse stock split			225:1 reverse stock split
Number of stock issued during period		40,000,000	10,000,000
Percentage of ownership acquire			80.00%
Shares issued price per share		$ 0.001	$ 0.001											$ 0.001			$ 0.001
Debt conversion into shares					120,000,000	139,000,000	180,395,000	405,000,000	9,375,000	208,879,614	4,560,000	208,879,614	190,114,175	3,274,000
Debt conversion into shares, value					$ 120,000	$ 139,000	$ 180,395	$ 405,000	$ 9,375	$ 208,880	$ 3,274	$ 208,880	$ 190,114	$ 3,274
Conversion price per share					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized															50,000,000	50,000,000
Preferred stock, par value															$ 0.001	$ 0.001
Preferred stock, shares issued															23,000,000	23,000,000
Preferred stock, shares outstanding															23,000,000	23,000,000
Series A Preferred Stock [Member]
Preferred stock, shares authorized															10,000,000	50,000,000	50,000,000
Preferred stock, par value																$ 0.001	$ 0.001
Preferred stock, designated																10,000,000
Preferred stock, shares issued															3,000,000	3,000,000	3,000,000
Preferred stock, shares outstanding															3,000,000	3,000,000	3,000,000
Series A Preferred Stock [Member] | Mr. Warren Sheppard [Member]
Ownership shares of preferred stock																3,000,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized															5,000,000	50,000,000	50,000,000
Preferred stock, par value																$ 0.001	$ 0.001
Preferred stock, designated																5,000,000
Preferred stock, shares issued																20,000,000	20,000,000
Preferred stock, shares outstanding																20,000,000	20,000,000
Series B Preferred Stock [Member] | Mr. Warren Sheppard [Member]
Ownership shares of preferred stock																15,000,000
Preferred Stock [Member] | Mr. Warren Sheppard [Member] | Maximum [Member]
Percentage of ownership acquire																51.00%